Consolidated Statements Of Cash Flows (Schedule Of Funds Flow From Continuing Operations) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Statement of cash flows [abstract]
Net income from continuing operations	$ 733	$ 39
Adjustments to reconcile net income to funds flow from operations:
Amortization	1,041	1,028
Deferred income tax expense (recovery)	4	(9)
Stock-based compensation	3	3
Defined benefit pension plans	7	11
Equity/(income) loss of an associate or joint venture	(46)	200
Gain on disposal of investment	15	0
Net change in contract asset balances	(23)	(76)
Gain on disposal of fixed assets and intangibles	(32)	(15)
Other	(4)	(4)
Funds flow from continuing operations	$ 1,777	$ 1,177